Short-Term Debt (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term debt	$ 73,000	$ 84,200
Unused Credit Lines Amount	167,988
Unused Credit Lines Amount, Expired Amount	$ 6,887
Minimum [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate	0.42%	0.45%
Maximum [Member]
Short-term Debt, Percentage Bearing Variable Interest Rate	0.57%	0.70%